Derivative financial instruments - Disclosure of Fair Value Measurement of Derivative Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	¥ 2,507,248	¥ 4,215,457
Non-current assets - Other financial assets	9,517,267	9,083,914
Total	12,024,515	13,299,371
Total derivative assets	419,173	282,364
Current liabilities - Other financial liabilities	(1,046,050)	(763,875)
Non-current liabilities - Other financial liabilities	(461,583)	(323,432)
Total	(1,507,633)	(1,087,307)
Total derivative liabilities	(497,198)	(425,980)
At fair value [Member] | Interest rate and currency swap [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	69,625	37,852
Non-current assets - Other financial assets	333,683	236,023
Total	403,309	273,876
Current liabilities - Other financial liabilities	(87,926)	(89,681)
Non-current liabilities - Other financial liabilities	(326,177)	(226,434)
Total	(414,102)	(316,115)
At fair value [Member] | Foreign exchange forward and option contracts [Member] | Derivative not designated as hedge [Member]
Disclosure of detailed information about hedges [line items]
Current assets - Other financial assets	15,865	8,488
Non-current assets - Other financial assets
Total	15,865	8,488
Current liabilities - Other financial liabilities	(83,096)	(109,865)
Non-current liabilities - Other financial liabilities
Total	¥ (83,096)	¥ (109,865)